INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	6 Months Ended
Dec. 31, 2023
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

5.    INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

5.1.  Cash and cash equivalents

	12/31/2023	06/30/2023
Cash at bank and on hand	24,332,260	48,129,194
Mutual funds	69,677	—
	24,401,937	48,129,194

5.2.  Other financial assets

	12/31/2023	06/30/2023
Current
Restricted short-term deposits	—	212,703
US Treasury bills	—	9,163,298
Mutual funds	14,736,104	1,596,539
Other investments	2,304,103	1,162,480
	17,040,207	12,135,020

	12/31/2023	06/30/2023
Non-current
Shares of Bioceres S.A.	444,410	444,635
Other investments	333	274
	444,743	444,909

5.3.  Trade receivables

	12/31/2023	06/30/2023
Current
Trade debtors	206,838,287	160,269,233
Allowance for impairment of trade debtors	(7,523,261)	(7,425,604)
Shareholders and other related parties (Note 15)	1,223,994	—
Allowance for credit notes to be issued	(3,928,835)	(3,694,019)
Trade debtors - Joint ventures and associates (Note 15)	781,452	865,627
Deferred checks	2,274,646	7,991,237
	199,666,283	158,006,474

The book value is reasonably approximate to the fair value given its short-term nature.

5.4.  Other receivables

	12/31/2023	06/30/2023
Current
Taxes	5,490,671	6,113,764
Receivables for PP&E sales	—	156,423
Shareholders and other related parties (Note 15)	3,105,591	3,792,429
Other receivables - Joint ventures and associates (Note 15)	7,500,898	6,104,219
Prepayments to suppliers	3,820,065	10,956,831
Reimbursements over exports	10,558	10,558
Prepaid expenses and other receivables	4,022,045	1,302,221
Miscellaneous	1,131,770	388,553
	25,081,598	28,824,998

	12/31/2023	06/30/2023
Non-current
Taxes	—	873,699
Reimbursements over exports	1,363,902	1,290,227
Loans receivables	230,000	230,000
Miscellaneous	25,740	152,315
	1,619,642	2,546,241

5.5.  Inventories

	12/31/2023	06/30/2023
Seeds	7,508,251	1,542,159
Resale products	64,271,825	58,544,931
Manufactured products	21,131,225	25,881,761
Goods in transit	1,408,487	3,620,606
Supplies	17,878,874	24,893,187
Agricultural products	14,121,283	28,436,830
Allowance for obsolescence	(2,581,797)	(2,492,499)
	123,738,148	140,426,975

Net of agricultural products	109,616,865	111,990,145

5.6.  Biological assets

Changes in Biological assets:

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the period	—	—	87,785	59,057	—	146,842
Initial recognition and changes in the fair value of biological assets at the point of harvest	—	—	231,523	106,605	—	338,128
Costs incurred during the period	581,227	301,686	—	—	55,457	938,370
Decrease due to harvest/disposals	—	—	(319,308)	(165,662)	—	(484,970)
Period ended December 31, 2023	581,227	301,686	—	—	55,457	938,370

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the period	—	—	44,413	12,900	—	57,313
Initial recognition and changes in the fair value of biological assets at the point of harvest	—	—	191,481	159,996	—	351,477
Costs incurred during the period	290,667	263,428	389,282	126,293	27,005	1,096,675
Decrease due to harvest/disposals	—	—	(625,176)	(299,189)	—	(924,365)
Period ended December 31, 2022	290,667	263,428	—	—	27,005	581,100

5.7.  Property, plant and equipment

Property, plant and equipment as of December 31, 2023 and June 30, 2023 included the following:

	12/31/2023	06/30/2023
Gross carrying amount	99,485,867	93,634,779
Accumulated depreciation	(28,097,738)	(25,780,944)
Net carrying amount	71,388,129	67,853,835

Net carrying amount for each class of assets is as follows:

	Net carrying	Net carrying
	amount	amount
Class	12/31/2023	06/30/2023
Office equipment	280,108	263,892
Vehicles	2,177,685	2,032,853
Equipment and computer software	190,697	174,399
Fixtures and fittings	2,469,766	2,862,949
Machinery and equipment	13,556,213	14,463,756
Land and buildings	35,745,539	36,144,792
Buildings in progress	16,968,121	11,911,194
Total	71,388,129	67,853,835

1.     Gross carrying amount as of December 31, 2023 is as follows:

	Gross carrying amount
	As of the
	beginning			Foreign	As of the
	of the			currency	end of the
Class	period	Additions	Disposals	translation	period
Office equipment	968,088	52,158	—	(3,291)	1,016,955
Vehicles	5,492,319	556,237	(126,068)	(411)	5,922,077
Equipment and computer software	974,509	101,224	—	(7,575)	1,068,158
Fixtures and fittings	7,663,899	10,483	(8,976)	(9,384)	7,656,022
Machinery and equipment	23,513,047	275,297	—	(26,864)	23,761,480
Land and buildings	43,111,723	10,351	—	(29,020)	43,093,054
Buildings in progress (a)	11,911,194	5,112,029	—	(55,102)	16,968,121
Total	93,634,779	6,117,779	(135,044)	(131,647)	99,485,867
(a)	Includes capitalized financial costs of $47,542 corresponding to the period ended December 31, 2023.

2.     Accumulated depreciation as of December 31, 2023 is as follows:

	Depreciation
	Accumulated
	as of the			Foreign	Accumulated
	beginning of			currency	as of the end
Class	the period	Disposals	Of the period	translation	of the period
Office equipment	704,196	—	33,828	(1,177)	736,847
Vehicles	3,459,466	(117,055)	416,309	(14,328)	3,744,392
Equipment and computer software	800,110	—	83,364	(6,013)	877,461
Fixtures and fittings	4,800,950	(6,242)	394,798	(3,250)	5,186,256
Machinery and equipment	9,049,291	—	1,185,336	(29,360)	10,205,267
Land and buildings	6,966,931	—	442,787	(62,203)	7,347,515
Total	25,780,944	(123,297)	2,556,422	(116,331)	28,097,738

3.     Gross carrying amount as of December 31, 2022 is as follows:

	Gross carrying amount
	As of the		Additions		Foreign	As of the
	beginning		from business		currency	end of the
Class	of the period	Additions	combination	Disposals	translation	period
Office equipment	908,004	305	—	—	724	909,033
Vehicles	5,261,979	84,209	—	(59,744)	(3,948)	5,282,496
Equipment and computer software	925,349	111,226	12,469	—	(32,824)	1,016,220
Fixtures and fittings	7,606,389	34,256	5,379	—	12,143	7,658,167
Machinery and equipment	13,017,830	1,128,712	7,047,496	(7,186)	(14,677)	21,172,175
Land and buildings	40,659,129	—	4,750,136	—	(28,269)	45,380,996
Buildings in progress	3,142,774	2,465,370	1,285,092	—	(17,027)	6,876,209
Total	71,521,454	3,824,078	13,100,572	(66,930)	(83,878)	88,295,296

4.      Accumulated depreciation as of December 31, 2022 is as follows:

	Depreciation
	Accumulated
	as of the			Foreign	Accumulated
	beginning of		Of the	currency	as of the end
Class	the period	Disposals	period	translation	of the period
Office equipment	638,466	—	30,827	(466)	668,827
Vehicles	2,596,905	(59,744)	457,562	(1,178)	2,993,545
Equipment and computer software	693,673	—	73,094	(1,549)	765,218
Fixtures and fittings	4,059,470	—	370,828	(355)	4,429,943
Machinery and equipment	7,205,870	—	1,575,862	(9,845)	8,771,887
Land and buildings	6,418,745	—	451,983	473	6,871,201
Total	21,613,129	(59,744)	2,960,156	(12,920)	24,500,621

The depreciation charge is included in Notes 6.3 and 6.4. The Group has no commitments to purchase property, plant and equipment items.

5.8.  Intangible assets

Intangible assets as of December 31, 2023 and June 30, 2023 included the following:

	12/31/2023	06/30/2023
Gross carrying amount	206,708,843	202,306,618
Accumulated amortization	(33,965,330)	(28,522,662)
Net carrying amount	172,743,513	173,783,956

Net carrying amount of each class of intangible assets is as follows:

	Net carrying	Net carrying
	amount	amount
Class	12/31/2023 (1)	06/30/2023 (1)
Seed and integrated products
HB4 soy and breeding program	32,554,026	31,679,681
Integrated seed products	2,516,125	2,841,008
Crop nutrition
Microbiological products	50,829,622	49,508,801
Other intangible assets
Trademarks and patents	57,429,133	59,760,753
Software	1,923,055	1,987,690
Customer loyalty	22,491,552	23,006,023
RG/RS/OX Wheat	5,000,000	5,000,000
Total	172,743,513	173,783,956
(1)	Includes $32.2 million as of December 31, 2023 and $27.4 million as of June 30, 2023 of intangible assets not subject to amortization.

1.      Gross carrying amount as of December 31, 2023 is as follows:

	Gross carrying amount
	As of the		Foreign	As of the
	beginning of		currency	end of the
Class	the period	Additions	translation	period
Seed and integrated products
HB4 soy and breeding program	34,958,425	1,729,439	—	36,687,864
Integrated seed products	3,219,808	—	(269,869)	2,949,939
Crop nutrition
Microbiological products	55,645,028	2,725,454	(1,661)	58,368,821
Other intangible assets
Trademarks and patents	67,653,234	1,288	—	67,654,522
Software	5,582,411	218,541	(967)	5,799,985
Customer loyalty	30,247,712	—	—	30,247,712
RG/RS/OX Wheat	5,000,000	—	—	5,000,000
Total	202,306,618	4,674,722	(272,497)	206,708,843

2.      Accumulated amortization as of December 31, 2023 is as follows:

	Amortization
	Accumulated		Foreign	Accumulated as
	as of beginning		currency	of the end of the
Class	of the period	Of the period	translation	period
Seed and integrated products
HB4 soy and breeding program	3,278,744	855,094	—	4,133,838
Integrated seed products	378,800	86,762	(31,748)	433,814
Crop nutrition
Microbiological products	6,136,227	1,402,972	—	7,539,199
Other intangible assets
Trademarks and patents	7,892,481	2,332,908	—	10,225,389
Software	3,594,721	282,764	(555)	3,876,930
Customer loyalty	7,241,689	514,471	—	7,756,160
Total	28,522,662	5,474,971	(32,303)	33,965,330

3.      Gross carrying amount as of December 31, 2022 is as follows:

	Gross carrying amount
	As of the		Additions from
	beginning		business	Foreign currency	As of the end of
Class	of the period	Additions	combination	translation	the period
Seed and integrated products
HB4 soy and breeding program	31,371,088	1,738,631	—	—	33,109,719
Integrated seed products	3,181,155	—	—	8,296	3,189,451
Crop nutrition
Microbiological products	8,855,421	4,187,908	39,613,280	(2,279)	52,654,330
Other intangible assets
Trademarks and patents	12,183,045	49,783	55,420,441	—	67,653,269
Software	5,176,373	98,292	—	(954)	5,273,711
Customer loyalty	28,462,475	—	1,785,237	—	30,247,712
RG/RS/OX Wheat	5,000,000	—	—	—	5,000,000
Total	94,229,557	6,074,614	96,818,958	5,063	197,128,192

4.     Accumulated amortization as of December 31, 2022 is as follows:

	Amortization
	Accumulated as		Foreign	Accumulated
	of beginning of		currency	as of the end
Class	the period	Of the period	translation	of the period
Seed and integrated products
HB4 soy and breeding program	1,568,554	799,644	—	2,368,198
Integrated seed products	43,997	22,242	488	66,727
Crop nutrition
Microbiological products	3,063,073	313,970	—	3,377,043
Other intangible assets
Trademarks and patents	3,916,004	2,136,403	—	6,052,407
Software	3,008,388	285,881	(756)	3,293,513
Customer loyalty	5,924,672	1,633,381	—	7,558,053
Total	17,524,688	5,191,521	(268)	22,715,941

The amortization charge is included in Notes 6.3 and 6.4.

5.9.  Goodwill

	12/31/2023	06/30/2023

Rizobacter Argentina S.A.	28,080,271	28,080,271
Bioceres Crops S.A.	7,523,322	7,523,322
Pro farm Group, Inc.	76,089,749	76,089,749
Insumos Agroquímicos S.A.	470,090	470,090
	112,163,432	112,163,432

There were no indicators of goodwill impairment.

5.10. Investment properties

	12/31/2023	06/30/2023

Investment properties	3,792,238	3,589,749
	3,792,238	3,589,749

5.11. Trade and other payables

	12/31/2023	06/30/2023

Trade creditors	103,683,392	104,211,238
Shareholders and other related parties (Note 15)	75,271	35,292
Trade creditors - Parent company (Note 15)	161,860	644,191
Trade creditors - Joint ventures and associates (Note 15)	56,385,464	41,402,594
Taxes	3,556,073	3,561,058
Miscellaneous	141,142	953,301
	164,003,202	150,807,674

5.12. Borrowings

	12/31/2023	06/30/2023
Current
Bank borrowings	52,942,957	61,303,952
Corporate bonds	49,749,398	35,547,510
Trust debt securities	7,188,607	7,296,506
Net loans payables- Parents companies and related parties to Parent (Note 15)	3,639,816	3,491,691
	113,520,778	107,639,659
Non-current
Bank borrowings	10,314,800	10,663,266
Corporate bonds	21,202,548	50,007,680
	31,517,348	60,670,946

The carrying value of some borrowings as of December 31, 2023 are measured at amortized cost differ from their fair value. The following fair values measured are based on discounted cash flows (Level 3) due to the use of unobservable inputs, including own credit risk.

	12/31/2023		06/30/2023
	Amortized cost	Fair value	Amortized cost	Fair value
Current
Bank borrowings	52,942,957	49,659,094	61,303,952	57,209,155
Corporate Bonds	49,749,398	49,192,118	35,547,510	34,725,828

Non-current
Bank borrowings	10,314,800	8,698,322	10,663,266	10,374,646
Corporate Bonds	21,202,548	20,670,511	50,007,680	47,014,542

5.13. Secured Notes

Secured Guaranteed Notes

The carrying value of $25.9 million of the Secured Guaranteed Notes as of December 31, 2023 are measured at amortized cost. Its fair value based on discounted cash flows, using a fair interest rate, would amount to $26.9 million.

Secured Convertible Guaranteed Notes

The carrying value of $52.1 million of the Secured Convertible Guaranteed Notes as of December 31, 2023 are measured at amortized cost. Its fair value based on discounted cash flows, using a fair interest rate, would amount to $54.8 million.

Under the terms of the Secured Convertible Guaranteed Notes, the Group is in compliance with covenants.

5.14. Employee benefits and social security

	12/31/2023	06/30/2023
Salaries, accrued incentives, vacations and social security	8,150,518	9,388,639
Key management personnel (Note 15)	68,139	218,068
	8,218,657	9,606,707

5.15. Deferred revenue and advances from customers

	12/31/2023	06/30/2023
Current
Advances from customers	4,466,515	9,216,032
Deferred revenue	17,632,863	15,659,630
	22,099,378	24,875,662
Non-current
Advances from customers	272,334	620,893
Deferred revenue	1,863,506	1,436,912
	2,135,840	2,057,805